Discontinued Operations - Schedule Of Cash Flow Statement Of Discontinued Operations (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	$ 0	$ (3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	$ 0	79
Net cash flows provided by (used in) financing activities of discontinued operations		1,781
Calyxt [Member]
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations		(3,644)
Net cash flows provided by (used in) investing activities of discontinued operations		79
Net cash flows provided by (used in) financing activities of discontinued operations		1,781
(Decrease) increase in cash and cash equivalents		$ (1,784)